UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22609

Oppenheimer Global High Yield Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: May 31

Date of reporting period: 2/28/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS February 28, 2014 / Unaudited

	Principal Amount	Value
Corporate Loans—7.4%
Accellent, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.50%, 2/21/22[1,2]	$50,000	$50,687
Asurion LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 2/18/21[1,2]	50,000	51,750
BJ’s Wholesale Club, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.50%, 3/26/20[1]	100,000	102,917
Caesars Entertainment Operating Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B6, 5.489%, 1/28/18[1]	160,000	153,288
Caesars Entertainment Resort Properties LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.00%, 10/11/20[1]	100,000	101,643
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 6.91%, 1/30/19[1]	205,000	201,650
Del Monte Foods Co., Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 7/26/21[1,2]	45,000	45,633
Fairpoint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.50%, 2/14/19[1]	194,510	201,055
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, Tranche B, 8.375%, 9/30/20[1,2]	123,262	128,393
Moxie Patriot LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.75%, 12/19/20[1]	45,000	46,350
Murray Energy Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.50%, 12/4/20[1]	85,000	92,508
NewPage Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.50%, 2/5/21[1,2]	105,000	106,247
NFR Energy LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.75%, 12/31/18[1]	100,000	101,375
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 6.50%, 2/28/19[1]	155,000	154,096
OneLink Communications/San Juan Cable LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.00%, 6/9/18[1]	195,000	196,706
Templar Energy, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.00%, 11/25/20[1,2]	155,000	155,872
TWCC Holding Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 7.00%, 6/26/20[1]	145,000	142,100

Total Corporate Loans (Cost $2,005,280)		2,032,270

Corporate Bonds and Notes—86.8%
Consumer Discretionary—14.3%
Auto Components—1.4%
Affinia Group, Inc., 7.75% Sr. Unsec. Nts., 5/1/21	50,000	54,250
Goodyear Tire & Rubber Co., 8.25% Sr. Unsec. Nts., 8/15/20	130,000	145,925
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875% Sr. Unsec. Nts., 2/1/22[3]	80,000	81,800
Lear Corp., 4.75% Sr. Unsec. Nts., 1/15/23[3]	105,000	102,375

		384,350

Automobiles—0.3%
Ford Motor Co., 7.45% Sr. Unsec. Nts., 7/16/31	70,000	90,224

1	OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Consumer Services—0.4%
Monitronics International, Inc., 9.125% Sr. Unsec. Nts., 4/1/20	$95,000	$102,363

Hotels, Restaurants & Leisure—3.7%
ARAMARK Corp., 5.75% Sr. Unsec. Nts., 3/15/20[3]	140,000	148,400
Boyd Gaming Corp., 9.125% Sr. Unsec. Nts., 12/1/18	30,000	32,775
Carlson Wagonlit BV, 6.875% Sr. Sec. Nts., 6/15/19[3]	140,000	150,500
Churchill Downs, Inc., 5.375% Sr. Unsec. Nts., 12/15/21[3]	35,000	35,875
Greektown Holdings LLC/Greektown Mothership Corp., 8.875% Sr. Sec. Nts., 3/15/19[2,3]	75,000	77,812
Isle of Capri Casinos, Inc., 7.75% Sr. Unsec. Nts., 3/15/19	70,000	76,387
Landry’s, Inc., 9.375% Sr. Nts., 5/1/20[3]	90,000	99,450
MGM Resorts International:
6.625% Sr. Unsec. Nts., 12/15/21	45,000	49,444
6.75% Sr. Unsec. Nts., 10/1/20	90,000	99,675
MTR Gaming Group, Inc., 11.50% Sec. Nts., 8/1/19	85,000	96,475
PF Chang’s China Bistro, Inc., 10.25% Sr. Unsec. Nts., 6/30/20[3]	55,000	59,538
PNK Finance Corp., 6.375% Sr. Unsec. Nts., 8/1/21[3]	95,000	99,750

		1,026,081

Household Durables—1.2%
Beazer Homes USA, Inc., 9.125% Sr. Unsec. Nts., 5/15/19	135,000	146,306
K Hovnanian Enterprises, Inc.:
7.00% Sr. Unsec. Nts., 1/15/19[3]	40,000	41,325
9.125% Sec. Nts., 11/15/20[3]	135,000	152,550

		340,181

Media—4.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.25% Sr. Unsec. Nts., 2/15/22[3]	15,000	15,412
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75% Sr. Unsec. Nts., 9/1/23[3]	160,000	161,800
Cumulus Media Holdings, Inc., 7.75% Sr. Unsec. Nts., 5/1/19	140,000	151,900
Entercom Radio LLC, 10.50% Sr. Unsec. Nts., 12/1/19	40,000	46,300
Gray Television, Inc., 7.50% Sr. Unsec. Nts., 10/1/20	140,000	153,300
Nexstar Broadcasting, Inc., 6.875% Sr. Unsec. Nts., 11/15/20	140,000	151,550
Regal Entertainment Group, 5.75% Sr. Unsec. Nts., 3/15/22[2]	15,000	15,375
Univision Communications, Inc., 8.50% Sr. Unsec. Nts., 5/15/21[3]	130,000	145,113
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22[3]	150,000	164,812
VTR Finance BV, 6.875% Sr. Sec. Nts., 1/15/24[3]	150,000	154,019

		1,159,581

Multiline Retail—0.2%
Neiman Marcus Group Ltd., Inc., 8.75% Sr. Unsec. Nts., 10/15/21[3,4]	50,000	54,000

Specialty Retail—2.5%
BC Mountain LLC/BC Mountain Finance, Inc., 7% Sr. Unsec. Nts., 2/1/21[3]	100,000	100,000
Claire’s Stores, Inc.:
7.75% Sr. Unsec. Nts., 6/1/20[3]	95,000	80,037
8.875% Sr. Unsec. Nts., 3/15/19	45,000	44,044
Hot Topic, Inc., 9.25% Sr. Sec. Nts., 6/15/21[3]	140,000	150,150

2	OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Specialty Retail (Continued)
Michaels FinCo Holdings LLC/Michaels FinCo, Inc., 7.50% Sr. Unsec. Nts., 8/1/18[3,4]	$95,000	$98,800
Party City Holdings, Inc., 8.875% Sr. Unsec. Nts., 8/1/20	90,000	100,800
Stackpole International Intermediate Co., 7.75% Sr. Sec. Nts., 10/15/21[3]	95,000	101,650

		675,481

Textiles, Apparel & Luxury Goods—0.4%
Quiksilver, Inc./QS Wholesale, Inc.:
7.875% Sr. Sec. Nts., 8/1/18[3]	45,000	49,275
10.00% Sr. Unsec. Nts., 8/1/20	45,000	51,300

		100,575

Consumer Staples—1.8%
Food Products—1.3%
American Seafoods Group LLC/American Seafoods Finance, Inc., 10.75% Sr. Sub. Nts., 5/15/16[3]	90,000	93,150
Big Heart Pet Brands, 7.625% Sr. Unsec. Nts., 2/15/19	95,000	99,038
Chiquita Brands International, Inc./Chiquita Brands LLC, 7.875% Sr. Sec. Nts., 2/1/21	87,000	96,200
Minerva Luxembourg SA, 7.75% Sr. Unsec. Nts., 1/31/23[3]	75,000	74,531

		362,919

Tobacco—0.5%
Vector Group Ltd., 7.75% Sr. Sec. Nts., 2/15/21	140,000	150,150

Energy—14.6%
Energy Equipment & Services—2.0%
Eletson Holdings, 9.625% Sr. Sec. Nts., 1/15/22[3]	40,000	41,800
Exterran Partners LP/EXLP Finance Corp., 6% Sr. Unsec. Nts., 4/1/21	50,000	49,750
Hornbeck Offshore Services, Inc., 5.875% Sr. Unsec. Nts., 4/1/20	145,000	151,525
North Atlantic Drilling Ltd., 6.25% Sr. Unsec. Nts., 2/1/19[3]	55,000	54,863
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20	45,000	48,600
QGOG Constellation SA, 6.25% Sr. Unsec. Nts., 11/9/19[3]	200,000	191,000

		537,538

Oil, Gas & Consumable Fuels—12.6%
Afren plc, 6.625% Sr. Sec. Nts., 12/9/20[3]	145,000	146,087
Alliance Oil Co. Ltd., 7% Sr. Unsec. Nts., 5/4/20[3]	180,000	166,050
Alpha Natural Resources, Inc., 6% Sr. Unsec. Nts., 6/1/19	110,000	94,875
Antero Resources Finance Corp., 6% Sr. Unsec. Nts., 12/1/20	140,000	150,150
Arch Coal, Inc., 8% Sec. Nts., 1/15/19[3]	15,000	15,187
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 6.625% Sr. Unsec. Nts., 10/1/20	95,000	102,125
Bill Barrett Corp., 7.625% Sr. Unsec. Nts., 10/1/19	140,000	151,550
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 8.625% Sr. Unsec. Nts., 10/15/20	140,000	152,250
Chaparral Energy, Inc., 7.625% Sr. Unsec. Nts., 11/15/22	55,000	59,950
Chesapeake Energy Corp., 5.75% Sr. Unsec. Nts., 3/15/23	95,000	102,600

3	OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 6.375% Sr. Unsec. Nts., 3/15/24[2]	$25,000	$25,937
Cosan Luxembourg SA, 5% Sr. Unsec. Nts., 3/14/23[3]	100,000	91,600
Denbury Resources, Inc., 4.625% Sr. Sub. Nts., 7/15/23	110,000	104,225
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75% Sr. Unsec. Nts., 9/1/22	90,000	101,925
EXCO Resources, Inc., 7.50% Sr. Unsec. Nts., 9/15/18	35,000	35,525
Genesis Energy LP/Genesis Energy Finance Corp., 5.75% Sr. Unsec. Nts., 2/15/21	50,000	51,625
Halcon Resources Corp., 8.875% Sr. Unsec. Nts., 5/15/21	95,000	97,138
Hiland Partners LP/Hiland Partners Finance Corp., 7.25% Sr. Unsec. Nts., 10/1/20[3]	20,000	21,700
Kodiak Oil & Gas Corp., 5.50% Sr. Unsec. Nts., 1/15/21	100,000	103,500
Laredo Petroleum, Inc., 5.625% Sr. Unsec. Nts., 1/15/22[3]	20,000	20,375
Lightstream Resources Ltd., 8.625% Sr. Unsec. Nts., 2/1/20[3]	30,000	30,825
Linn Energy LLC/Linn Energy Finance Corp.:
7.75% Sr. Unsec. Nts., 2/1/21	100,000	108,750
8.625% Sr. Unsec. Nts., 4/15/20	50,000	54,750
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[3]	135,000	143,100
Memorial Production Partners LP/Memorial Production Finance Corp., 7.625% Sr. Unsec. Nts., 5/1/21	100,000	106,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.125% Sr. Sec. Nts., 11/15/21[3]	100,000	105,000
Oasis Petroleum, Inc., 6.875% Sr. Unsec. Nts., 1/15/23	90,000	98,325
Pacific Rubiales Energy Corp., 5.125% Sr. Unsec. Nts., 3/28/23[3]	250,000	241,250
Parsley Energy LLC/Parsley Finance Corp., 7.50% Sr. Unsec. Nts., 2/15/22[3]	55,000	57,888
Penn Virginia Corp., 8.50% Sr. Unsec. Nts., 5/1/20	20,000	22,100
Quicksilver Resources, Inc., 7% Sec. Nts., 6/21/19[1,3]	105,000	104,541
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp., 6.50% Sec. Nts., 4/15/21[3]	155,000	152,675
Samson Investment Co., 10.75% Sr. Unsec. Nts., 2/15/20[3]	145,000	161,856
Sanchez Energy Corp., 7.75% Sr. Unsec. Nts., 6/15/21[3]	50,000	52,500
SandRidge Energy, Inc., 7.50% Sr. Unsec. Nts., 2/15/23	50,000	53,000
SM Energy Co., 6.50% Sr. Unsec. Nts., 1/1/23	135,000	145,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875% Sr. Unsec. Nts., 10/1/20	50,000	52,500

		3,484,559

Financials—12.7%
Capital Markets—2.7%
Axalta Coating Systems Dutch Holding BV, 7.375% Sr. Unsec. Nts., 5/1/21[3]	150,000	162,750
Nationstar Mortgage LLC/Nationstar Capital Corp., 7.875% Sr. Unsec. Nts., 10/1/20	185,000	188,237
Prospect Medical Holdings, Inc., 8.375% Sr. Sec. Nts., 5/1/19[3]	140,000	154,700
Springleaf Finance Corp., 6.90% Sr. Unsec. Nts., 12/15/17	90,000	99,113
Verso Paper Holdings LLC/Verso Paper, Inc., 11.75% Sr. Sec. Nts., 1/15/19	20,000	21,700

4	OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Capital Markets (Continued)
Walter Investment Management Corp., 7.875% Sr. Unsec. Nts., 12/15/21[3]	$115,000	$116,150

		742,650

Commercial Banks—5.0%
Banco BMG SA:
9.15% Sr. Unsec. Nts., 1/15/16[3]	40,000	41,750
9.95% Sub. Nts., 11/5/19[3]	100,000	102,125
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.95% Jr. Sub. Nts., 1/30/24[1,3]	280,000	292,600
Bancolombia SA, 5.125% Unsec. Sub. Nts., 9/11/22	150,000	145,500
CIT Group, Inc., 5% Sr. Unsec. Nts., 8/15/22	150,000	158,171
CorpGroup Banking SA, 6.75% Sr. Unsec. Nts., 3/15/23[3]	175,000	172,563
ICICI Bank Ltd., 6.375% Jr. Sub. Nts., 4/30/22[1,3]	475,000	478,563

		1,391,272

Consumer Finance—1.8%
Ally Financial, Inc., 7.50% Sr. Unsec. Nts., 9/15/20	130,000	157,787
Cash America International, Inc., 5.75% Sr. Unsec. Nts., 5/15/18	100,000	97,125
Speedy Cash Intermediate Holdings Corp., 10.75% Sec. Nts., 5/15/18[3]	90,000	94,050
TMX Finance LLC/TitleMax Finance Corp., 8.50% Sr. Sec. Nts., 9/15/18[3]	140,000	153,650

		502,612

Diversified Financial Services—1.4%
Banco BTG Pactual SA (Cayman Islands), 5.75% Sub. Nts., 9/28/22[3]	80,000	71,200
Chinos Intermediate Holdings A, Inc., 7.75% Sr. Unsec. Nts., 5/1/19[3,4]	100,000	104,750
First Data Holdings, Inc., 14.50% Sr. Unsec. Nts., 9/24/19[3,4]	40,000	40,000
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 7.375% Sr. Unsec. Nts., 4/1/20[3]	145,000	154,062
Opal Acquisition, Inc., 8.875% Sr. Unsec. Nts., 12/15/21[3]	25,000	25,094

		395,106

Insurance—0.4%
Hockey Merger Sub 2, Inc., 7.875% Sr. Unsec. Nts., 10/1/21[3]	95,000	100,463

Real Estate Investment Trusts (REITs)—0.4%
Felcor Lodging LP, 6.75% Sr. Sec. Nts., 6/1/19	90,000	97,200
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., 7/1/18	5,000	5,075

		102,275

Real Estate Management & Development—1.0%
Country Garden Holdings Co. Ltd., 7.50% Sr. Unsec. Unsub. Nts., 1/10/23[3]	275,000	264,344

Health Care—5.2%
Biotechnology—0.2%
Universal Hospital Services, Inc., 7.625% Sec. Nts., 8/15/20	55,000	59,400

Health Care Equipment & Supplies—0.5%
Biomet, Inc., 6.50% Sr. Sub. Nts., 10/1/20	145,000	155,331

5	OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services—3.9%
CHS/Community Health Systems, Inc., 7.125% Sr. Unsec. Nts., 7/15/20	$140,000	$153,125
DaVita HealthCare Partners, Inc., 5.75% Sr. Unsec. Nts., 8/15/22	145,000	154,062
FGI Operating Co. LLC/FGI Finance, Inc., 7.875% Sec. Nts., 5/1/20	95,000	102,125
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Nts., 9/1/18	95,000	101,888
HCA, Inc., 7.50% Sr. Unsec. Nts., 2/15/22	135,000	156,938
IASIS Healthcare LLC/IASIS Capital Corp., 8.375% Sr. Unsec. Nts., 5/15/19	145,000	155,875
LifePoint Hospitals, Inc., 5.50% Sr. Unsec. Nts., 12/1/21[3]	100,000	104,875
Select Medical Corp., 6.375% Sr. Unsec. Nts., 6/1/21	145,000	148,625

		1,077,513

Pharmaceuticals—0.6%
JLL/Delta Dutch Newco BV, 7.50% Sr. Unsec. Nts., 2/1/22[3]	45,000	46,069
Salix Pharmaceuticals Ltd., 6% Sr. Unsec. Nts., 1/15/21[3]	105,000	112,612

		158,681

Industrials—14.1%
Aerospace & Defense—3.5%
B/E Aerospace, Inc., 6.875% Sr. Unsec. Nts., 10/1/20	45,000	49,612
CBC Ammo LLC/CBC FinCo, Inc., 7.25% Sr. Unsec. Nts., 11/15/21[3]	155,000	156,356
Erickson Air-Crane, Inc., 8.25% Sec. Nts., 5/1/20[3]	145,000	154,425
GenCorp, Inc., 7.125% Sec. Nts., 3/15/21	140,000	152,250
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec. Unsub. Nts., 3/15/21	125,000	139,688
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19[5]	200,000	224,500
TransDigm, Inc., 7.75% Sr. Sub. Nts., 12/15/18	90,000	96,863

		973,694

Airlines—0.3%
Air Canada, 6.75% Sr. Sec. Nts., 10/1/19[3]	85,000	91,056

Building Products—1.5%
CPG Merger Sub LLC, 8% Sr. Unsec. Nts., 10/1/21[3]	95,000	102,600
Nortek, Inc., 8.50% Sr. Unsec. Nts., 4/15/21	135,000	151,875
Ply Gem Industries, Inc., 6.50% Sr. Unsec. Nts., 2/1/22[3]	60,000	61,125
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10% Sr. Unsec. Nts., 6/1/20[3]	85,000	95,625

		411,225

Commercial Services & Supplies—2.7%
Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18	105,000	93,450
Brand Energy & Infrastructure Services, Inc., 8.50% Sr. Unsec. Nts., 12/1/21[3]	90,000	94,050
Cenveo Corp., 8.875% Sec. Nts., 2/1/18	145,000	146,450
First Data Corp., 6.75% Sr. Sec. Nts., 11/1/20[3]	95,000	103,075
R.R. Donnelley & Sons Co., 7.875% Sr. Unsec. Nts., 3/15/21	135,000	154,575
Tervita Corp., 8% Sr. Sec. Nts., 11/15/18[3]	140,000	148,400

		740,000

6	OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Construction & Engineering—0.7%
OAS Investments GmbH, 8.25% Sr. Nts., 10/19/19[3]	$200,000	$194,500

Electrical Equipment—0.2%
General Cable Corp., 6.50% Sr. Unsec. Nts., 10/1/22[3]	50,000	50,750

Machinery—2.0%
Cleaver-Brooks, Inc., 8.75% Sr. Sec. Nts., 12/15/19[3]	90,000	100,350
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20	130,000	148,037
Meritor, Inc., 6.25% Sr. Unsec. Nts., 2/15/24	105,000	107,625
Navistar International Corp., 8.25% Sr. Unsec. Nts., 11/1/21	50,000	52,438
Terex Corp., 6% Sr. Unsec. Nts., 5/15/21	140,000	148,050

		556,500

Marine—0.2%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.375% Sr. Nts., 1/15/22[3]	55,000	57,200

Professional Services—0.5%
FTI Consulting, Inc., 6% Sr. Unsec. Nts., 11/15/22	145,000	150,075

Road & Rail—0.5%
Kenan Advantage Group, Inc. (The), 8.375% Sr. Unsec. Nts., 12/15/18[5]	65,000	69,225
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[5]	80,000	56,400

		125,625

Trading Companies & Distributors—1.6%
Aircastle Ltd., 4.625% Sr. Unsec. Nts., 12/15/18	30,000	31,125
Fly Leasing Ltd., 6.75% Sr. Unsec. Nts., 12/15/20	55,000	57,062
HD Supply, Inc., 7.50% Sr. Unsec. Nts., 7/15/20[3]	140,000	154,000
Jurassic Holdings III, Inc., 6.875% Sec. Nts., 2/15/21[3]	50,000	51,625
United Rentals North America, Inc., 7.375% Sr. Unsec. Nts., 5/15/20	130,000	145,925

		439,737

Transportation Infrastructure—0.4%
CEVA Group plc, 8.375% Sr. Sec. Nts., 12/1/17[3]	95,000	99,750

Information Technology—4.3%
Communications Equipment—0.7%
Alcatel-Lucent USA, Inc., 6.75% Sr. Unsec. Nts., 11/15/20[3]	100,000	107,000
Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19[3]	70,000	69,825

		176,825

Computers & Peripherals—0.4%
Denali Borrower LLC/Denali Finance Corp., 5.625% Sr. Sec. Nts., 10/15/20[3]	100,000	103,125

Electronic Equipment, Instruments, & Components—0.4%
Anixter, Inc., 5.625% Sr. Unsec. Nts., 5/1/19	65,000	69,875
Belden, Inc., 5.50% Sr. Sub. Nts., 9/1/22[3]	50,000	49,625

		119,500

7	OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services—0.6%
EarthLink Holdings Corp., 7.375% Sr. Sec. Nts., 6/1/20	$150,000	$157,500

IT Services—0.9%
First Data Corp., 8.25% Sec. Nts., 1/15/21[3]	90,000	98,100
Harland Clarke Holdings Corp., 6.875% Sr. Sec. Nts., 3/1/20[3]	50,000	51,188
iPayment, Inc., 10.25% Sr. Unsec. Nts., 5/15/18	125,000	98,125

		247,413

Semiconductors & Semiconductor Equipment—0.8%
Freescale Semiconductor, Inc.:
6.00% Sr. Sec. Nts., 1/15/22[3]	100,000	106,375
10.75% Sr. Unsec. Nts., 8/1/20	85,000	99,238
Micron Technology, Inc., 5.875% Sr. Unsec. Nts., 2/15/22[3]	20,000	20,950

		226,563

Software—0.5%
Blackboard, Inc., 7.75% Sr. Unsec. Nts., 11/15/19[3]	50,000	52,000
BMC Software Finance, Inc., 8.125% Sr. Unsec. Nts., 7/15/21[3]	90,000	95,062

		147,062

Materials—9.5%
Chemicals—0.8%
INEOS Group Holdings SA, 6.125% Sr. Unsec. Nts., 8/15/18[3]	200,000	207,500

Construction Materials—2.2%
Cemex Espana Luxembourg:
9.25% Sr. Sec. Nts., 5/12/20[3]	325,000	357,175
9.875% Sr. Sec. Nts., 4/30/19[3]	225,000	258,750

		615,925

Containers & Packaging—1.9%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.75% Sr. Unsec. Nts., 1/31/21[3]	50,000	52,125
Ardagh Packaging Finance plc/Ardagh MP Holdings USA, Inc., 7% Sr. Unsec. Nts., 11/15/20[3]	16,765	17,435
Consolidated Container Co. LLC/Consolidated Container Capital, Inc., 10.125% Sr. Unsec. Nts., 7/15/20[3]	45,000	48,037
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50% Sr. Unsec. Nts., 1/15/23	55,000	54,313
Graphic Packaging International, Inc., 4.75% Sr. Unsec. Nts., 4/15/21	50,000	50,500
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19	45,000	48,319
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 9% Sr. Unsec. Nts., 4/15/19	95,000	102,600
Sealed Air Corp., 6.50% Sr. Unsec. Nts., 12/1/20[3]	135,000	150,019

		523,348

Metals & Mining—4.2%
Aleris International, Inc., 7.875% Sr. Unsec. Nts., 11/1/20	95,000	101,412
ALROSA Finance SA, 7.75% Sr. Unsec. Nts., 11/3/20[3]	250,000	275,000
ArcelorMittal, 6% Sr. Unsec. Nts., 3/1/21	95,000	103,075
FMG Resources August 2006 Pty Ltd., 6.875% Sr. Unsec. Nts., 4/1/22[3]	95,000	103,431

8	OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Metals & Mining (Continued)
Metalloinvest Finance Ltd., 5.625% Unsec. Nts., 4/17/20[3]	$100,000	$97,250
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20	85,000	96,050
Polyus Gold International Ltd., 5.625% Sr. Unsec. Nts., 4/29/20[3]	55,000	54,106
Severstal OAO Via Steel Capital SA, 4.45% Sr. Unsec. Nts., 3/19/18[3]	150,000	148,688
Thompson Creek Metals Co., Inc., 7.375% Sr. Unsec. Nts., 6/1/18	55,000	51,700
Walter Energy, Inc., 9.50% Sr. Sec. Nts., 10/15/19[3]	95,000	95,713
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75% Sr. Sec. Nts., 12/15/18[3]	30,000	32,550

		1,158,975

Paper & Forest Products—0.4%
Sappi Papier Holding GmbH, 6.625% Sr. Sec. Nts., 4/15/21[3]	105,000	107,625

Telecommunication Services—7.7%
Diversified Telecommunication Services—3.5%
Altice Financing SA, 6.50% Sec. Nts., 1/15/22[3]	35,000	36,575
Altice Finco SA, 8.125% Sr. Sec. Nts., 1/15/24[3]	20,000	21,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375% Sr. Unsec. Nts., 9/15/20[3]	195,000	207,187
Colombia Telecomunicaciones SA ESP, 5.375% Sr. Unsec. Nts., 9/27/22[3]	100,000	97,000
Comcel Trust, 6.875% Sr. Unsec. Nts., 2/6/24[3]	10,000	10,363
Intelsat Luxembourg SA, 7.75% Sr. Unsec. Nts., 6/1/21[3]	185,000	199,800
Level 3 Financing, Inc., 9.375% Sr. Unsec. Nts., 4/1/19	130,000	145,275
T-Mobile USA, Inc., 6.625% Sr. Unsec. Nts., 4/1/23	145,000	156,419
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18[3]	90,000	95,175

		969,294

Wireless Telecommunication Services—4.2%
Digicel Group Ltd., 8.25% Sr. Unsec. Nts., 9/30/20[3]	375,000	398,437
Millicom International Cellular SA, 6.625% Sr. Unsec. Nts., 10/15/21[3]	220,000	230,450
Mobile Telesystems OJSC via MTS International Funding Ltd., 5% Sr. Unsec. Nts., 5/30/23[3]	100,000	93,125
Sistema JSFC via Sistema International Funding SA, 6.95% Sr. Unsec. Nts., 5/17/19[3]	100,000	105,750
Sprint Corp., 7.25% Sr. Unsec. Nts., 9/15/21[3]	125,000	137,344
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC:
7.748% Sr. Unsec. Nts., 2/2/21[3]	60,000	64,575
9.125% Sr. Unsec. Nts., 4/30/18[3]	100,000	116,000

		1,145,681

Utilities—2.6%
Energy Traders—2.1%
AES Corp., 7.375% Sr. Unsec. Nts., 7/1/21	85,000	97,112
Atlantic Power Corp., 9% Sr. Unsec. Nts., 11/15/18	50,000	53,000
Calpine Corp., 7.875% Sr. Sec. Nts., 1/15/23[3]	135,000	152,550
Miran Mid-Atlantic Trust, 10.06% Sec. Pass-Through Certificates, Series C, 12/30/28	53,586	58,509
NRG Energy, Inc.:
6.25% Sr. Unsec. Nts., 7/15/22[3]	55,000	57,338

9	OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Energy Traders (Continued)
NRG Energy, Inc.: (Continued)
6.625% Sr. Unsec. Nts., 3/15/23	$145,000	$153,700

		572,209

Gas Utilities—0.5%
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Unsec. Nts., 5/1/21	145,000	152,250

Total Corporate Bonds and Notes (Cost $23,392,631)		23,938,556

Total Investments, at Value (Cost $25,397,911)	94.2%	25,970,826
Assets in Excess of Other Liabilities	5.8	1,600,076

Net Assets	100.0%	$27,570,902

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.
2.	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after February 28, 2014. See accompanying Notes.
3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $13,579,501 or 49.25% of the Fund’s net assets as of February 28, 2014.
4.	Interest or dividend is paid-in-kind, when applicable.
5.	Restricted security. The aggregate value of restricted securities as of February 28, 2014 was $350,125, which represents 1.27% of the Fund’s net assets. See accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)
Kenan Advantage Group, Inc. (The), 8.375% Sr. Unsec. Nts., 12/15/18	12/12/13	$68,044	$69,225	$1,181
Schaeffler Finance BV, 8.50% Sr. Sec. Nts., 2/15/19	11/14/13	223,001	224,500	1,499
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15	2/28/14	57,600	56,400	(1,200)

		$348,645	$350,125	$1,480

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$18,439,265	71.0%
Russia	1,120,544	4.3
Mexico	908,525	3.5
Brazil	766,706	3.0
Colombia	714,200	2.7
India	574,613	2.2
Canada	563,631	2.2
Jamaica	398,438	1.5
Chile	326,581	1.3

10	OPPENHEIMER GLOBAL HIGH YIELD FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Luxembourg	$320,310	1.2%
Netherlands	315,313	1.2
United Kingdom	307,250	1.2
China	264,344	1.0
Germany	224,500	0.9
Nigeria	146,087	0.6
Ireland	109,187	0.4
South Africa	107,625	0.4
Australia	103,431	0.4
Italy	95,175	0.4
Israel	58,075	0.2
Norway	54,863	0.2
Greece	41,800	0.2
Guatemala	10,363	0.0

Total	$25,970,826	100.0%

11	OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Global High Yield Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of February 28, 2014, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$419,227
Sold securities	25,281

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

12	OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

13	OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

14	OPPENHEIMER GLOBAL HIGH YIELD FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of February 28, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Corporate Loans	$—	$2,032,270	$—	$2,032,270
Corporate Bonds and Notes	—	23,938,556	—	23,938,556

Total Assets	$—	$25,970,826	$—	$25,970,826

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Restricted Securities

As of February 28, 2014, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$25,397,911

Gross unrealized appreciation	$638,260
Gross unrealized depreciation	(65,345)

Net unrealized appreciation	$572,915

15	OPPENHEIMER GLOBAL HIGH YIELD FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/28/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global High Yield Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	4/9/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	4/9/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	4/9/2014